Other income	12 Months Ended
Dec. 31, 2025
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 5
Other income
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
193
2
9 24
Net gains / (losses) from disposals of investments in associates and joint ventures 3 118 0
Share of net profits of associates and joint ventures 79
3
74 (163)
Impairments related to associates
(2) 0
Total 273 201 (138)
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income 0 0 (1)
Income from properties
4
30 29 18
Net gains / (losses) from properties held for sale (11) (16) 8
Income from shared services provided to UBS Group AG or its subsidiaries 658 733 568
Other
5
(968)
6
301
7
112
Total other income (17) 1,248 566
1 Includes foreign exchange gains / (losses) reclassified
from other comprehensive income related to the
disposal or closure of foreign operations.
Refer to Note 28 for more information about
UBS AG’s acquisitions
and disposals of subsidiaries and businesses.
2 Includes a gain of USD
128
m from the sale of a stake
in a subsidiary, Credit Suisse Securities
(China) Limited, and also includes a loss
of USD
11 m recognized upon
the completion of the sale of the US
mortgage servicing business of Credit Suisse,
Select Portfolio Servicing, which was
managed in Non-core and Legacy.
Refer to Note 28 for more information.
3 Includes a gain
of USD 64
m related to UBS AG’s share of the
income recorded by Swisscard AECS GmbH for the sale of the
Credit Suisse card portfolios to UBS AG. Refer
to Note 28 for more information.
4 Includes rent received
from third parties.
5 Included in 2025 are net
losses of USD
995
m related to the repurchase of UBS
AG's own debt instruments (compared
with net gains of USD
0
m in 2024 and net gains of
USD
21 m in 2023).
The net losses
in 2025 include
a USD
943
m loss from
the repurchase of
legacy Credit Suisse
debt instruments,
as the repurchase
price exceeded the
amortized-cost carrying value.
The debt repurchased
included
instruments issued directly by UBS AG through its Stamford branch and instruments on-lent from UBS
Group AG.
6 Includes a USD
33
m gain from the sale of UBS AG’s wealth management
business in India. Refer
to Note 28 for more information.
7 Includes USD
113 m net gains in Asset Management from the sale of the Brazilian real estate fund management business.